Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Profit for the period	€ 56.0	€ 49.3
Adjustments for:
Exceptional items	19.0	10.8
Non-cash fair value purchase price adjustment of inventory	0.0	2.3
Share based payments expense	1.2	0.5
Depreciation and amortization	21.2	16.8
Loss on disposal of property, plant and equipment	0.1	0.1
Net finance costs	14.6	40.3
Taxation	17.0	14.4
Operating cash flow before changes in working capital, provisions and exceptional items	129.1	134.5
(Increase)/decrease in inventories	(19.6)	42.1
Increase in trade and other receivables	(54.2)	(9.3)
Increase/(decrease) in trade and other payables	44.1	(20.0)
Increase in employee benefits and other provisions	0.5	0.8
Cash generated from operations before tax and exceptional items	99.9	148.1
Cash flows relating to exceptional items	(12.6)	(9.7)
Tax paid	(9.1)	(20.5)
Net cash generated from operating activities	78.2	117.9
Cash flows from investing activities
Purchase of property, plant and equipment and intangibles	(20.4)	(19.5)
Redemption of investments	0.0	7.8
Cash used in investing activities	(20.4)	(11.7)
Cash flows from financing activities
Repurchase of ordinary shares	(26.8)	(10.5)
Payments related to shares withheld for taxes	0.0	16.4
Payment of lease liabilities	(5.5)	(4.9)
Interest paid	(22.7)	(8.9)
Other financing cash flows	1.7	0.5
Net cash used in financing activities	(53.3)	(40.2)
Net increase in cash and cash equivalents	4.5	66.0
Cash and cash equivalents at beginning of period	255.8
Cash and cash equivalents at beginning of period	254.2	382.5
Effect of exchange rate fluctuations	(2.9)	4.5
Cash and cash equivalents at end of period	€ 255.8	€ 453.0